Shareholders' Equity (Share Repurchase Activity) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011
Equity [Abstract]
Number of shares acquired	12.3	15.6
Average price per share of acquired shares	$ 48.15	$ 35.53
Total cost of acquired shares	$ 593.2	$ 555.9